Leases	9 Months Ended
Sep. 30, 2025
Leases [Abstract]
LEASES

Note 5: - LEASES

The Company has six non-cancelable operating lease agreements for certain office spaces in Israel. The leases have original lease periods expiring until 2027, some of which may include options to extend the leases for up to three additional years. The Company does not assume renewals in its determination of the lease term unless the renewals are considered as reasonably certain to exercise.

Supplemental cash flow information related to leases was as follows:

	Nine months ended September 30,
	2025	2024

Cash payments and expenses related to operating leases	$(465)	$(416)
Operating lease right-of-use assets and liabilities, net	$(807)	$167

Maturities of lease liabilities as of September 30, 2025, were as follows:

Operating leases
2025 (three months ended December 31, 2025)	$163
2026	$652
2027	$579
2028 and after	$1,102

Total lease payments	$2,496

Supplemental balance sheet information related to operating leases was as follows:

September 30,
2025
Operating lease right-of-use assets	1,279
Current maturities of operating leases	658
Long-term operating lease liabilities	1,428
Weighted average remaining lease term (in years)	3.92
Weighted average discount rate	9.5%